Trade accounts and other receivables from unrelated parties - Reconciliation of portfolios of insurance and reinsurance contracts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	€ (9,988)	€ 52,206
Incurred claims and other directly attributable expenses	(211,789)	(244,757)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	19,354	(58,654)
Claims and other directly attributable expenses paid	(618,473)	(562,067)
Premium revenue	827,891	802,597
Foreign currency translation and other changes	507	687
Insurance contract receivables (liabilities) at the end of the period	7,502	(9,988)
Premium revenue for past performance years	32,974	(14,916)
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(9,287)	53,137
Incurred claims and other directly attributable expenses	(211,997)	(245,035)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	19,354	(58,654)
Claims and other directly attributable expenses paid	(618,473)	(562,067)
Premium revenue	827,891	802,597
Foreign currency translation and other changes	433	735
Insurance contract receivables (liabilities) at the end of the period	7,921	(9,287)
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(701)	(931)
Incurred claims and other directly attributable expenses	208	278
Foreign currency translation and other changes	74	(48)
Insurance contract receivables (liabilities) at the end of the period	(419)	(701)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(8,339)	26,836
Incurred claims and other directly attributable expenses	(367,350)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	8,475	(16,108)
Claims and other directly attributable expenses paid	(845,988)	(604,843)
Premium revenue	1,225,709	828,437
Foreign currency translation and other changes	165	224
Insurance contract receivables (liabilities) at the end of the period	12,672	(8,339)
Premium revenue for past performance years	30,137	(2,095)
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(7,751)	27,389
Incurred claims and other directly attributable expenses	(367,292)	(242,885)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	8,475	(16,108)
Claims and other directly attributable expenses paid	(845,988)	(604,843)
Premium revenue	1,225,709	828,437
Foreign currency translation and other changes	95	259
Insurance contract receivables (liabilities) at the end of the period	13,248	(7,751)
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at the beginning of the period	(588)	(553)
Incurred claims and other directly attributable expenses	(58)
Foreign currency translation and other changes	70	(35)
Insurance contract receivables (liabilities) at the end of the period	€ (576)	€ (588)